Summary of Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Capital Accounts are Translated at their Historical Exchange Rates	Capital accounts are translated at their historical exchange rates when the capital transactions occurred.
	As of September 30, 2024	As of March 31, 2024
Period/year-end spot rate	7.7733	7.8257
	For the six months ended September 30,
	2024	2023
Average rate	7.8086	7.8318

Schedule of Property and Equipment	Depreciation is provided to write off the cost of items of property and equipment over their estimated useful lives and after taking into account their estimated residual value, using the straight-line method, at the following estimated useful lives:
Furniture and fixtures	5 years
Office equipment	5 years
Computer equipment	3.3 years
Leasehold improvements	Shorter of the lease terms or the estimated useful lives of the assets